Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 1.3%
Interactive Media & Services 0.5%
Bumble, Inc., Class A(a)	57,732	1,977,898
Cars.com Inc(a)	99,163	1,654,039
Eventbrite, Inc., Class A(a)	124,976	1,887,137
MediaAlpha, Inc.(a)	38,211	589,214
Yelp, Inc.(a)	34,757	1,191,470
Total		7,299,758
Media 0.8%
Cardlytics, Inc.(a)	25,458	1,720,452
Emerald Holding, Inc.(a)	195,700	773,015
Entravision Communications Corp., Class A	48,600	361,098
Gray Television, Inc.	72,085	1,486,393
Nexstar Media Group, Inc., Class A	22,000	3,289,000
Stagwell, Inc.(a)	53,600	413,792
TEGNA, Inc.	141,266	2,790,003
Total		10,833,753
Total Communication Services		18,133,511
Consumer Discretionary 10.8%
Auto Components 2.1%
Adient PLC(a)	23,800	1,010,310
American Axle & Manufacturing Holdings, Inc.(a)	144,101	1,276,735
Dana, Inc.	89,100	1,915,650
Dorman Products, Inc.(a)	26,955	2,991,466
Fox Factory Holding Corp.(a)	93,184	16,378,951
Goodyear Tire & Rubber Co. (The)(a)	184,473	3,709,752
Modine Manufacturing Co.(a)	69,519	720,217
Motorcar Parts of America, Inc.(a)	25,800	413,832
Tenneco, Inc.(a)	82,994	871,437
Total		29,288,350
Automobiles 0.2%
Winnebago Industries, Inc.	32,621	2,355,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions, Inc.(a)	10,998	1,352,204
Duolingo, Inc.(a)	5,722	630,507
Graham Holdings Co., Class B	2,996	1,697,294
H&R Block, Inc.	44,500	1,053,760
Total		4,733,765
Hotels, Restaurants & Leisure 1.9%
Boyd Gaming Corp.(a)	52,404	3,071,398
Brinker International, Inc.(a)	16,600	574,360
F45 Training Holdings, Inc.(a)	161,900	1,722,616
Hilton Grand Vacations, Inc.(a)	15,500	736,250
International Game Technology PLC	107,400	2,901,948
Jack in the Box, Inc.	10,100	834,260
Life Time Group Holdings, Inc.(a)	116,535	2,341,188
Marriott Vacations Worldwide Corp.	18,590	2,837,764
Planet Fitness, Inc., Class A(a)	46,490	3,797,768
Potbelly Corp.(a)	48,200	256,906
Red Rock Resorts, Inc., Class A	33,000	1,568,820
Six Flags Entertainment Corp.(a)	54,623	1,997,563
Texas Roadhouse, Inc.	42,926	3,560,283
Travel + Leisure Co.	15,200	748,144
Total		26,949,268
Household Durables 1.9%
Century Communities, Inc.	41,817	2,971,934
Ethan Allen Interiors, Inc.	47,400	1,066,500
Green Brick Partners, Inc.(a)	10,500	261,975
Helen of Troy Ltd.(a)	18,656	4,486,768
Hooker Furnishings Corp.	33,300	790,542
KB Home	44,000	1,759,560
La-Z-Boy, Inc.	31,700	1,058,463
LGI Homes, Inc.(a)	6,300	905,058
M/I Homes, Inc.(a)	37,782	2,111,636
Meritage Homes Corp.(a)	22,288	2,515,424
Sonos, Inc.(a)	94,950	3,005,167
Taylor Morrison Home Corp., Class A(a)	33,900	1,052,934
Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(a)	184,001	4,594,505
Tupperware Brands Corp.(a)	24,200	378,488
Total		26,958,954
Internet & Direct Marketing Retail 0.7%
Global-e Online Ltd.(a)	10,162	675,163
PetMed Express, Inc.	21,500	588,240
RealReal, Inc. (The)(a)	113,396	1,765,576
Revolve Group, Inc.(a)	16,600	1,264,422
Shutterstock, Inc.	27,600	3,146,676
ThredUp, Inc., Class A(a)	52,800	988,416
Xometry, Inc., Class A(a)	34,266	1,703,363
Total		10,131,856
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	14,078	1,464,675
Multiline Retail 0.4%
Big Lots, Inc.	32,661	1,416,834
Franchise Group, Inc.	14,900	711,475
Macy’s, Inc.	117,700	3,354,450
Total		5,482,759
Specialty Retail 2.9%
Aaron’s Co., Inc. (The)	42,800	950,160
Abercrombie & Fitch Co., Class A(a)	33,573	1,208,628
American Eagle Outfitters, Inc.	24,200	626,538
Asbury Automotive Group, Inc.(a)	6,000	981,840
Big 5 Sporting Goods Corp.	22,800	541,044
Cato Corp. (The), Class A	57,600	947,520
Children’s Place, Inc. (The)(a)	24,600	2,128,638
Floor & Decor Holdings, Inc.(a)	22,114	2,850,716
Foot Locker, Inc.	10,000	456,400
Genesco, Inc.(a)	69,782	4,410,222
Group 1 Automotive, Inc.	5,600	1,090,600
Hibbett, Inc.	34,830	2,714,998
Leslie’s, Inc.(a)	51,335	1,075,981
Lithia Motors, Inc., Class A	7,454	2,171,574
MarineMax, Inc.(a)	38,643	2,058,513
National Vision Holdings, Inc.(a)	81,469	3,913,771
ODP Corp. (The)(a)	26,730	1,009,325
OneWater Marine, Inc., Class A	19,400	992,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Penske Automotive Group, Inc.	6,700	667,454
Petco Health & Wellness Co., Inc.(a)	332,663	6,377,150
Rent-A-Center, Inc.	16,400	724,388
Sonic Automotive, Inc., Class A	22,500	1,010,475
Tilly’s, Inc.	20,200	303,404
Urban Outfitters, Inc.(a)	17,200	544,724
Zumiez, Inc.(a)	10,800	494,208
Total		40,251,163
Textiles, Apparel & Luxury Goods 0.3%
G-III Apparel Group Ltd.(a)	17,500	518,700
Movado Group, Inc.	51,831	2,325,657
Rocky Brands, Inc.	27,900	991,287
Vera Bradley, Inc.(a)	79,400	755,094
Total		4,590,738
Total Consumer Discretionary		152,207,417
Consumer Staples 2.2%
Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	54,800	3,625,020
Grocery Outlet Holding Corp.(a)	61,877	1,791,958
Natural Grocers by Vitamin Cottage, Inc.	51,400	661,004
Performance Food Group, Inc.(a)	128,575	5,182,858
The Chefs’ Warehouse(a)	57,900	1,798,953
United Natural Foods, Inc.(a)	93,900	4,668,708
Total		17,728,501
Food Products 0.2%
B&G Foods, Inc.	29,500	888,835
Freshpet, Inc.(a)	24,924	2,692,291
Total		3,581,126
Household Products 0.5%
Central Garden & Pet Co.(a)	20,800	1,002,144
Central Garden & Pet Co., Class A(a)	41,424	1,795,730
Energizer Holdings, Inc.	21,700	807,023
WD-40 Co.	14,600	3,275,510
Total		6,880,407

2	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.2%
BellRing Brands, Inc., Class A(a)	53,900	1,159,928
Nu Skin Enterprises, Inc., Class A	14,600	640,648
Usana Health Sciences, Inc.(a)	9,400	937,368
Total		2,737,944
Total Consumer Staples		30,927,978
Energy 4.0%
Energy Equipment & Services 0.9%
Cactus, Inc., Class A	21,100	770,150
ChampionX Corp.(a)	77,884	1,589,612
Core Laboratories NV	8,700	199,143
Dril-Quip, Inc.(a)	33,500	640,185
Expro Group Holdings NV(a)	62,949	881,916
Helix Energy Solutions Group, Inc.(a)	151,000	459,040
Liberty Oilfield Services, Inc., Class A(a)	51,200	471,040
Matrix Service Co.(a)	85,400	742,126
National Energy Services Reunited Corp.(a)	78,300	775,953
Newpark Resources, Inc.(a)	164,900	450,177
NexTier Oilfield Solutions, Inc.(a)	245,817	884,941
Oceaneering International, Inc.(a)	68,494	732,201
Oil States International, Inc.(a)	34,100	172,546
ProPetro Holding Corp.(a)	201,991	1,660,366
Select Energy Services, Inc., Class A(a)	213,800	1,225,074
Solaris Oilfield Infrastructure, Inc., Class A	177,213	1,212,137
TechnipFMC PLC(a)	48,000	272,160
Total		13,138,767
Oil, Gas & Consumable Fuels 3.1%
Amplify Energy Corp.(a)	20,500	64,780
Antero Resources Corp.(a)	64,100	1,125,596
Berry Corp.	92,400	752,136
California Resources Corp.	28,700	1,121,309
Civitas Resources, Inc.	40,427	2,066,224
Comstock Resources, Inc.(a)	100,584	813,725
Coterra Energy, Inc.	204,600	4,108,368
CVR Energy, Inc.	14,400	224,784
Earthstone Energy, Inc., Class A(a)	26,000	265,720
Equitrans Midstream Corp.	231,921	2,231,080
Green Plains, Inc.(a)	9,300	359,445
Common Stocks (continued)
Issuer	Shares	Value ($)
HollyFrontier Corp.	13,900	449,248
Kosmos Energy Ltd.(a)	483,700	1,770,342
Matador Resources Co.	77,900	3,059,133
Murphy Oil Corp.	39,700	1,055,226
Northern Oil and Gas, Inc.	46,600	949,708
Oasis Petroleum, Inc.	13,100	1,570,690
Ovintiv, Inc.	145,400	5,054,104
Par Pacific Holdings, Inc.(a)	51,900	702,726
PDC Energy, Inc.	89,377	4,507,282
Range Resources Corp.(a)	50,500	987,780
Ranger Oil Corp.(a)	112,411	3,026,104
REX American Resources Corp.(a)	9,200	837,200
SM Energy Co.	117,817	3,416,693
Whiting Petroleum Corp.(a)	16,300	1,054,447
World Fuel Services Corp.	70,789	1,769,017
Total		43,342,867
Total Energy		56,481,634
Financials 17.6%
Banks 9.9%
1st Source Corp.	31,650	1,463,813
Amalgamated Financial Corp.	32,500	549,900
Ameris Bancorp	64,500	3,139,215
Associated Banc-Corp.	49,108	1,075,465
Atlantic Union Bankshares Corp.	89,000	2,893,390
Bancorp, Inc. (The)(a)	221,363	6,257,932
Bank of Marin Bancorp	14,600	505,744
BankUnited, Inc.	27,800	1,101,992
Bankwell Financial Group, Inc.	8,400	259,476
Banner Corp.	35,591	2,038,652
Bar Harbor Bankshares	8,700	248,559
BCB Bancorp, Inc.	16,800	246,792
BOK Financial Corp.	6,700	691,507
Brookline Bancorp, Inc.	36,400	561,652
Bryn Mawr Bank Corp.	6,400	285,440
Cadence Bank	75,639	2,210,172
Camden National Corp.	7,100	325,322
Capital Bancorp, Inc.	11,200	297,584
Carter Bankshares, Inc.(a)	16,700	242,317
Cathay General Bancorp	162,030	6,790,677

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Pacific Financial Corp.	83,531	2,236,125
Central Valley Community Bancorp	27,200	571,200
CIT Group, Inc.	22,700	1,113,662
Civista Bancshares, Inc.	12,500	294,125
CNB Financial Corp.	9,400	247,690
Community Bank System, Inc.	43,100	3,045,446
Community Financial Corp. (The)	6,900	255,438
Community Trust Bancorp, Inc.	29,720	1,248,240
ConnectOne Bancorp, Inc.	57,515	1,869,237
CrossFirst Bankshares, Inc.(a)	17,900	250,421
Customers Bancorp, Inc.(a)	10,100	582,164
Dime Community Bancshares, Inc.	25,816	885,489
Eagle Bancorp, Inc.	18,800	1,059,380
Enterprise Financial Services Corp.	5,700	264,309
Equity Bancshares, Inc., Class A	8,300	269,916
FB Financial Corp.	26,868	1,152,637
Financial Institutions, Inc.	31,067	956,864
First BanCorp	79,900	1,061,871
First BanCorp	21,086	937,062
First Busey Corp.	32,400	832,680
First Business Financial Services, Inc.	9,400	268,934
First Commonwealth Financial Corp.	139,134	2,091,184
First Financial Bancorp	30,500	701,500
First Financial Bankshares, Inc.	76,392	3,813,489
First Financial Corp.	19,200	834,432
First Hawaiian, Inc.	32,100	842,625
First Internet Bancorp	12,900	558,699
First Mid Bancshares, Inc.	12,700	533,781
First Midwest Bancorp, Inc.	14,000	276,220
First of Long Island Corp. (The)	25,800	540,510
Flushing Financial Corp.	47,400	1,119,588
FNB Corp.	76,200	888,492
Fulton Financial Corp.	54,454	859,829
Great Southern Bancorp, Inc.	14,200	789,946
Great Western Bancorp, Inc.	25,000	838,750
Hancock Whitney Corp.	87,316	4,171,958
Hanmi Financial Corp.	42,000	943,740
Heartland Financial U.S.A., Inc.	18,640	885,400
Heritage Financial Corp.	10,700	250,701
Common Stocks (continued)
Issuer	Shares	Value ($)
Hilltop Holdings, Inc.	65,269	2,221,104
HomeTrust Bancshares, Inc.	9,600	288,288
Hope Bancorp, Inc.	74,700	1,071,945
Horizon Bancorp, Inc.	29,600	574,240
Independent Bank Corp.	32,900	2,601,074
Independent Bank Corp.	62,486	1,409,059
Independent Bank Group, Inc.	39,200	2,721,656
International Bancshares Corp.	19,500	819,195
Investar Holding Corp.	11,700	209,664
Investors Bancorp, Inc.	50,000	744,500
Lakeland Bancorp, Inc.	68,855	1,231,816
Mercantile Bank Corp.	18,000	604,440
Metropolitan Bank Holding Corp.(a)	8,500	806,905
Midland States Bancorp, Inc.	33,900	806,820
MidWestOne Financial Group, Inc.	19,400	597,520
National Bankshares, Inc.	8,200	300,858
Northeast Bank	6,000	194,340
Northrim BanCorp, Inc.	8,200	332,510
OceanFirst Financial Corp.	107,037	2,206,033
Old National Bancorp	15,600	275,496
Orrstown Financial Services, Inc.	11,300	264,420
Pacific Premier Bancorp, Inc.	67,100	2,600,125
PacWest Bancorp	18,600	832,164
PCB Bancorp	26,600	592,382
Peapack-Gladstone Financial Corp.	40,821	1,350,359
Peoples Bancorp, Inc.	17,300	533,532
Pinnacle Financial Partners, Inc.	27,305	2,605,170
Popular, Inc.	59,800	4,653,636
Preferred Bank	26,010	1,772,582
Primis Financial Corp.	35,100	536,328
QCR Holdings, Inc.	9,249	498,891
RBB Bancorp	24,600	601,716
Renasant Corp.	67,100	2,444,453
Republic Bancorp, Inc.	12,300	630,129
S&T Bancorp, Inc.	38,500	1,151,535
Sandy Spring Bancorp, Inc.	89,512	4,200,798
Sierra Bancorp	12,300	309,714
Simmons First National Corp., Class A	11,400	331,854
Synovus Financial Corp.	18,400	833,336

4	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Capital Bancshares, Inc.(a)	19,400	1,092,608
Towne Bank	21,000	642,390
Trico Bancshares	16,103	678,902
TriState Capital Holdings, Inc.(a)	19,200	574,272
Triumph Bancorp, Inc.(a)	34,700	4,419,045
Trustmark Corp.	82,822	2,535,181
UMB Financial Corp.	40,500	4,073,490
Umpqua Holdings Corp.	13,400	255,404
Univest Corporation of Pennsylvania	39,966	1,101,863
Valley National Bancorp	37,500	504,000
Washington Trust Bancorp, Inc.	5,300	285,140
Webster Financial Corp.	15,800	851,462
WesBanco, Inc.	31,138	1,013,542
Wintrust Financial Corp.	37,429	3,276,160
Total		139,593,381
Capital Markets 2.4%
BrightSphere Investment Group, Inc.	31,100	933,933
Cowen, Inc.	133,440	4,721,107
Diamond Hill Investment Group, Inc.	2,600	499,434
Evercore, Inc., Class A	36,865	5,113,176
Federated Hermes, Inc., Class B	64,501	2,174,329
Focus Financial Partners, Inc., Class A(a)	133,618	8,222,852
Greenhill & Co., Inc.	45,634	778,516
Houlihan Lokey, Inc., Class A	34,700	3,766,338
Oppenheimer Holdings, Inc., Class A	14,997	735,453
Stifel Financial Corp.	61,837	4,391,045
StoneX Group, Inc.(a)	11,549	648,765
Victory Capital Holdings, Inc., Class A	28,400	995,704
Virtus Investment Partners, Inc.	1,900	565,022
Total		33,545,674
Consumer Finance 0.5%
Encore Capital Group, Inc.(a)	40,602	2,368,721
Navient Corp.	58,400	1,152,232
Nelnet, Inc., Class A	15,486	1,334,893
SLM Corp.	147,300	2,618,994
Total		7,474,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.8%
Ambac Financial Group, Inc.(a)	52,400	782,856
American Equity Investment Life Holding Co.	68,610	2,307,354
American National Group, Inc.	4,600	870,550
AMERISAFE, Inc.	47,192	2,505,423
Argo Group International Holdings Ltd.	63,200	3,430,496
Assured Guaranty Ltd.	21,700	1,062,649
Axis Capital Holdings Ltd.	21,700	1,078,056
Brighthouse Financial, Inc.(a)	11,800	573,598
CNO Financial Group, Inc.	49,463	1,120,832
Employers Holdings, Inc.	64,100	2,474,901
Enstar Group Ltd.(a)	4,900	1,093,190
Hanover Insurance Group, Inc. (The)	8,700	1,059,225
Horace Mann Educators Corp.	29,104	1,078,885
Kemper Corp.	13,200	730,224
Lemonade, Inc.(a)	7,517	371,716
National Western Life Group, Inc., Class A	4,200	855,330
ProAssurance Corp.	66,846	1,537,458
Safety Insurance Group, Inc.	14,000	1,081,780
SiriusPoint Ltd.(a)	125,100	963,270
Total		24,977,793
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Arlington Asset Investment Corp., Class A(a)	65,900	238,558
Blackstone Mortgage Trust, Inc.	96,700	2,901,000
BrightSpire Capital, Inc.	97,000	906,950
Granite Point Mortgage Trust, Inc.	17,800	219,474
Great Ajax Corp.	38,861	491,203
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62,800	3,572,064
MFA Financial, Inc.	74,900	321,321
Starwood Property Trust, Inc.	71,900	1,794,624
TPG RE Finance Trust, Inc.	23,700	289,140
Total		10,734,334
Thrifts & Mortgage Finance 2.3%
Axos Financial, Inc.(a)	119,404	6,759,460
Bridgewater Bancshares, Inc.(a)	19,000	324,710
Essent Group Ltd.	56,815	2,362,368
Federal Agricultural Mortgage Corp.	6,700	815,524
FS Bancorp, Inc.	9,000	292,140

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HomeStreet, Inc.	46,689	2,305,036
Luther Burbank Corp.	36,600	504,714
MGIC Investment Corp.	193,600	2,729,760
NMI Holdings, Inc., Class A(a)	102,317	2,005,413
Northfield Bancorp, Inc.	32,600	549,310
Premier Financial Corp.	28,200	829,080
Provident Financial Services, Inc.	28,800	677,952
Radian Group, Inc.	142,000	2,892,540
Southern Missouri Bancorp, Inc.	5,600	299,096
Territorial Bancorp, Inc.	9,600	241,728
TrustCo Bank Corp.	43,622	1,424,695
Washington Federal, Inc.	77,711	2,524,830
Waterstone Financial, Inc.	25,300	524,975
William Penn Bancorp	21,300	257,730
WSFS Financial Corp.	93,803	4,663,885
Total		32,984,946
Total Financials		249,310,968
Health Care 13.2%
Biotechnology 5.0%
ACADIA Pharmaceuticals, Inc.(a)	64,861	1,245,331
ADC Therapeutics SA(a)	65,925	1,467,491
Alector, Inc.(a)	57,431	1,185,950
Alkermes PLC(a)	39,245	860,250
Allogene Therapeutics, Inc.(a)	34,291	634,041
Amicus Therapeutics, Inc.(a)	238,250	2,551,658
Anika Therapeutics, Inc.(a)	23,108	904,216
Apellis Pharmaceuticals, Inc.(a)	24,669	1,038,072
Arena Pharmaceuticals, Inc.(a)	25,700	1,400,393
Arrowhead Pharmaceuticals, Inc.(a)	51,384	3,599,449
Atara Biotherapeutics, Inc.(a)	116,742	2,088,514
Avid Bioservices, Inc.(a)	48,200	1,472,992
Avrobio, Inc.(a)	81,842	314,273
Biohaven Pharmaceutical Holding Co., Ltd.(a)	26,752	3,002,645
Blueprint Medicines Corp.(a)	31,707	3,050,213
BridgeBio Pharma, Inc.(a)	39,346	1,593,513
CareDx, Inc.(a)	51,000	2,200,140
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	208,504	3,871,919
Cytokinetics, Inc.(a)	23,400	920,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Pharmaceuticals, Inc.(a)	25,234	1,203,157
Emergent BioSolutions, Inc.(a)	46,955	2,071,655
Fate Therapeutics, Inc.(a)	25,816	1,420,138
G1 Therapeutics, Inc.(a)	65,879	849,839
Generation Bio Co.(a)	30,660	526,432
Halozyme Therapeutics, Inc.(a)	107,858	3,546,371
Heron Therapeutics, Inc.(a)	154,980	1,464,561
Invitae Corp.(a)	63,200	1,074,400
Iovance Biotherapeutics, Inc.(a)	35,400	662,688
Kronos Bio, Inc.(a)	41,194	486,501
Myriad Genetics, Inc.(a)	43,600	1,127,496
Natera, Inc.(a)	33,906	3,101,043
Olema Pharmaceuticals, Inc.(a)	29,100	254,625
PMV Pharmaceuticals, Inc.(a)	30,718	668,117
REGENXBIO, Inc.(a)	63,606	2,035,392
Relay Therapeutics, Inc.(a)	64,192	1,888,529
Revolution Medicines, Inc.(a)	35,130	971,696
Rubius Therapeutics, Inc.(a)	55,534	686,400
Sage Therapeutics, Inc.(a)	17,978	699,524
Sana Biotechnology, Inc.(a)	36,644	696,602
Twist Bioscience Corp.(a)	32,699	3,122,755
Vanda Pharmaceuticals, Inc.(a)	99,471	1,611,430
Veracyte, Inc.(a)	33,002	1,368,923
Vericel Corp.(a)	108,758	4,046,885
Verve Therapeutics, Inc.(a)	27,453	935,598
Total		69,922,373
Health Care Equipment & Supplies 4.1%
Angiodynamics, Inc.(a)	57,042	1,468,831
Avanos Medical, Inc.(a)	34,902	1,052,993
CONMED Corp.	33,242	4,369,993
Figs, Inc., Class A(a)	37,836	1,257,669
Integer Holdings Corp.(a)	25,401	2,025,476
iRhythm Technologies, Inc.(a)	37,043	3,911,741
LeMaitre Vascular, Inc.	91,311	4,272,442
Merit Medical Systems, Inc.(a)	179,226	11,266,146
Mesa Laboratories, Inc.	24,759	7,645,332
Neogen Corp.(a)	187,469	7,523,131
Nevro Corp.(a)	23,013	2,003,972
NuVasive, Inc.(a)	54,896	2,638,302

6	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Orthofix Medical, Inc.(a)	22,433	686,674
Outset Medical, Inc.(a)	59,630	2,826,462
Shockwave Medical, Inc.(a)	24,064	4,337,295
Sight Sciences, Inc.(a)	36,889	772,825
Total		58,059,284
Health Care Providers & Services 0.9%
Acadia Healthcare Co., Inc.(a)	47,145	2,648,135
Accolade, Inc.(a)	38,871	997,818
Amedisys, Inc.(a)	8,705	1,215,653
Hanger, Inc.(a)	60,000	1,012,200
Mednax, Inc.(a)	19,500	478,920
National Research Corp., Class A	34,193	1,369,430
Option Care Health, Inc.(a)	60,609	1,534,014
Tenet Healthcare Corp.(a)	39,000	2,841,930
Tivity Health, Inc.(a)	46,127	1,098,745
Total		13,196,845
Health Care Technology 2.0%
Computer Programs & Systems, Inc.(a)	31,193	919,258
Definitive Healthcare Corp.(a)	49,000	1,436,190
Evolent Health, Inc., Class A(a)	102,055	2,653,430
HealthStream, Inc.(a)	39,416	915,240
Omnicell, Inc.(a)	59,996	10,619,292
Simulations Plus, Inc.	104,019	4,885,772
Vocera Communications, Inc.(a)	124,671	7,273,306
Total		28,702,488
Life Sciences Tools & Services 0.8%
Berkeley Lights, Inc.(a)	29,931	624,660
Personalis, Inc.(a)	141,630	1,919,087
Rapid Micro Biosystems, Inc., Class A(a)	50,856	626,546
Repligen Corp.(a)	25,275	7,241,287
Seer, Inc.(a)	23,643	527,475
Total		10,939,055
Pharmaceuticals 0.4%
Arvinas, Inc.(a)	35,009	2,647,030
Revance Therapeutics, Inc.(a)	118,866	1,626,087
Taro Pharmaceutical Industries Ltd.(a)	17,100	910,404
Total		5,183,521
Total Health Care		186,003,566
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 22.9%
Aerospace & Defense 1.8%
AAR Corp.(a)	31,100	1,015,726
Axon Enterprise, Inc.(a)	41,046	6,928,154
Hexcel Corp.(a)	61,926	3,181,758
Mercury Systems, Inc.(a)	148,243	7,256,495
Moog, Inc., Class A	46,100	3,188,737
National Presto Industries, Inc.	9,800	801,444
Triumph Group, Inc.(a)	102,300	1,714,548
Vectrus, Inc.(a)	20,700	866,088
Total		24,952,950
Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.(a)	34,319	3,006,688
Forward Air Corp.	5,400	533,250
HUB Group, Inc., Class A(a)	16,223	1,260,040
Total		4,799,978
Airlines 0.2%
Frontier Group Holdings, Inc.(a)	90,313	1,205,679
Skywest, Inc.(a)	45,601	1,786,191
Spirit Airlines, Inc.(a)	23,000	480,930
Total		3,472,800
Building Products 3.4%
AAON, Inc.	103,187	8,048,586
Advanced Drainage Systems, Inc.	32,568	4,028,987
Apogee Enterprises, Inc.	14,100	582,330
Armstrong Flooring, Inc.(a)	140,000	273,000
AZEK Co., Inc. (The)(a)	82,362	3,230,238
Carlisle Companies, Inc.	16,450	3,704,540
Griffon Corp.	48,333	1,271,641
JELD-WEN Holding, Inc.(a)	46,800	1,133,964
Masonite International Corp.(a)	40,695	4,354,365
Quanex Building Products Corp.	46,246	988,277
Resideo Technologies, Inc.(a)	44,200	1,153,178
Simpson Manufacturing Co., Inc.	91,696	10,578,050
Trex Company, Inc.(a)	68,575	9,104,703
UFP Industries, Inc.	4,400	366,432
Total		48,818,291

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	12,900	580,500
ACCO Brands Corp.	132,800	1,096,928
ACV Auctions, Inc., Class A(a)	74,533	1,578,609
Casella Waste Systems, Inc., Class A(a)	142,806	12,107,093
Clean Harbors, Inc.(a)	19,381	1,966,008
Ennis, Inc.	43,800	833,076
Interface, Inc.	110,745	1,579,224
Kimball International, Inc., Class B	52,800	540,672
MillerKnoll, Inc.	20,784	788,545
MSA Safety, Inc.	21,479	3,078,370
Steelcase, Inc., Class A	82,800	926,532
US Ecology, Inc.(a)	9,500	323,665
Total		25,399,222
Construction & Engineering 2.0%
API Group Corp.(a)	123,200	2,871,792
Comfort Systems U.S.A., Inc.	5,500	521,785
Construction Partners, Inc., Class A(a)	218,324	7,540,911
EMCOR Group, Inc.	49,863	5,950,650
Fluor Corp.(a)	49,300	1,090,023
Granite Construction, Inc.	24,435	950,033
Great Lakes Dredge & Dock Corp.(a)	79,200	1,170,576
MasTec, Inc.(a)	19,500	1,797,315
MYR Group, Inc.(a)	24,641	2,728,005
Primoris Services Corp.	88,359	1,981,009
Sterling Construction Co., Inc.(a)	19,600	505,092
Tutor Perini Corp.(a)	62,600	805,036
Valmont Industries, Inc.	3,800	908,314
Total		28,820,541
Electrical Equipment 1.6%
Acuity Brands, Inc.	2,600	523,510
Array Technologies, Inc.(a)	69,405	1,250,331
Atkor, Inc.(a)	3,600	383,400
AZZ, Inc.	21,200	1,100,068
Bloom Energy Corp., Class A(a)	206,568	5,676,489
Encore Wire Corp.	6,000	842,760
EnerSys	15,200	1,126,168
Fluence Energy, Inc.(a)	61,388	1,945,386
Common Stocks (continued)
Issuer	Shares	Value ($)
GrafTech International Ltd.	90,200	1,050,830
Powell Industries, Inc.	23,300	568,986
Preformed Line Products Co.	9,000	568,350
Regal Rexnord Corp.	7,968	1,259,741
Shoals Technologies Group, Inc., Class A(a)	76,747	2,156,591
Thermon(a)	53,900	930,314
Vertiv Holdings Co.	101,504	2,602,562
Total		21,985,486
Machinery 4.8%
Allison Transmission Holdings, Inc.	25,500	882,045
Altra Industrial Motion Corp.	67,689	3,567,887
Astec Industries, Inc.	17,520	1,098,154
Crane Co.	7,900	762,666
Douglas Dynamics, Inc.	116,935	4,648,166
EnPro Industries, Inc.	10,400	1,060,800
ESCO Technologies, Inc.	47,487	3,881,587
Evoqua Water Technologies Corp.(a)	73,800	3,319,524
Flowserve Corp.	17,200	515,656
Graham Corp.	23,500	299,860
Greenbrier Companies, Inc. (The)	25,932	1,037,021
Helios Technologies, Inc.	76,986	7,724,005
Hillenbrand, Inc.	66,853	2,981,644
Hillman Solutions Corp.(a)	343,205	3,631,109
Hyster-Yale Materials Handling, Inc.	16,300	639,938
ITT, Inc.	45,715	4,323,725
John Bean Technologies Corp.	72,611	11,455,838
LB Foster Co., Class A(a)	14,200	215,130
Meritor, Inc.(a)	45,600	1,153,224
Miller Industries, Inc.	29,311	958,763
Mueller Industries, Inc.	38,704	2,141,492
Mueller Water Products, Inc., Class A	39,400	537,416
Omega Flex, Inc.	26,801	3,161,982
RBC Bearings, Inc.(a)	32,877	6,499,454
Wabash National Corp.	61,700	1,030,390
Total		67,527,476
Marine 0.1%
Matson, Inc.	10,700	872,371

8	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.4%
BGSF, Inc.	20,800	291,200
CBIZ, Inc.(a)	16,000	576,480
Exponent, Inc.	83,691	9,750,001
FTI Consulting, Inc.(a)	4,200	613,578
Heidrick & Struggles International, Inc.	39,902	1,722,569
ICF International, Inc.	35,000	3,385,900
KBR, Inc.	111,500	4,906,000
Kelly Services, Inc., Class A	44,300	746,898
Kforce, Inc.	55,500	4,252,965
Korn/Ferry International	14,100	1,025,634
Mantech International Corp., Class A	17,126	1,163,712
Resources Connection, Inc.	53,900	926,002
Science Applications International Corp.	19,400	1,627,466
TrueBlue, Inc.(a)	96,229	2,503,879
Total		33,492,284
Road & Rail 1.2%
ArcBest Corp.	57,353	5,911,947
Heartland Express, Inc.	50,900	852,066
Ryder System, Inc.	14,449	1,200,423
Saia, Inc.(a)	21,271	7,044,530
Schneider National, Inc., Class B	53,275	1,310,565
Universal Logistics Holdings, Inc.	20,700	384,813
Total		16,704,344
Trading Companies & Distributors 3.3%
Applied Industrial Technologies, Inc.	59,930	5,695,747
Beacon Roofing Supply, Inc.(a)	32,700	1,632,057
BlueLinx Holdings, Inc.(a)	15,800	1,114,532
Boise Cascade Co.	43,352	2,810,510
Core & Main, Inc., Class A(a)	83,300	2,218,279
DXP Enterprises, Inc.(a)	50,207	1,387,220
EVI Industries, Inc.(a)	37,205	1,269,807
H&E Equipment Services, Inc.	49,948	2,102,811
Herc Holdings Inc	33,154	5,651,099
NOW, Inc.(a)	161,756	1,352,280
Rush Enterprises, Inc., Class A	74,191	3,780,773
SiteOne Landscape Supply, Inc.(a)	56,453	13,569,043
Transcat, Inc.(a)	3,405	302,943
Common Stocks (continued)
Issuer	Shares	Value ($)
Triton International Ltd.	59,500	3,330,215
WESCO International, Inc.(a)	8,410	1,043,933
Total		47,261,249
Total Industrials		324,106,992
Information Technology 15.5%
Communications Equipment 0.4%
Casa Systems, Inc.(a)	46,500	232,035
Ciena Corp.(a)	34,457	2,075,345
CommScope Holding Co., Inc.(a)	50,600	503,976
Comtech Telecommunications Corp.	42,400	1,076,536
Digi International, Inc.(a)	41,134	885,615
NETGEAR, Inc.(a)	26,600	711,284
Total		5,484,791
Electronic Equipment, Instruments & Components 2.5%
Avnet, Inc.	28,900	1,048,203
Belden, Inc.	17,000	1,048,390
ePlus, Inc.(a)	17,065	1,800,187
Fabrinet(a)	15,105	1,670,009
II-VI, Inc.(a)	59,258	3,705,403
Insight Enterprises, Inc.(a)	12,100	1,193,302
Itron, Inc.(a)	34,379	2,128,404
Kimball Electronics, Inc.(a)	23,400	496,548
Littelfuse, Inc.	14,635	4,368,255
Methode Electronics, Inc.	24,100	1,071,727
Novanta, Inc.(a)	54,094	8,733,476
PC Connection, Inc.	19,900	872,416
Plexus Corp.(a)	20,035	1,685,745
Sanmina Corp.(a)	53,095	1,940,091
Scansource, Inc.(a)	28,100	878,125
Vishay Intertechnology, Inc.	117,763	2,398,832
Total		35,039,113
IT Services 1.4%
BM Technologies, Inc.(a)	8,263	99,569
Cass Information Systems, Inc.	23,300	935,728
Computer Services, Inc.	56,267	3,136,885
CSG Systems International, Inc.	5,400	284,634
DigitalOcean Holdings, Inc.(a)	56,488	5,694,555
ExlService Holdings, Inc.(a)	24,400	3,168,828

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
I3 Verticals, Inc.(a)	13,653	254,629
LiveRamp Holdings, Inc.(a)	36,141	1,696,097
MAXIMUS, Inc.	17,618	1,329,278
Remitly Global, Inc.(a)	26,186	630,035
Repay Holdings Corp.(a)	94,565	1,547,084
Sabre Corp.(a)	108,100	813,993
Total		19,591,315
Semiconductors & Semiconductor Equipment 3.6%
Amkor Technology, Inc.	108,995	2,349,932
Azenta, Inc.	59,156	6,690,544
Diodes, Inc.(a)	72,376	7,697,187
Kulicke & Soffa Industries, Inc.	21,300	1,228,158
MagnaChip Semiconductor Corp.(a)	135,500	2,449,840
MKS Instruments, Inc.	25,847	3,932,879
Photronics, Inc.(a)	203,683	2,690,652
Semtech Corp.(a)	38,986	3,339,931
SMART Global Holdings, Inc.(a)	64,400	3,672,088
SolarEdge Technologies, Inc.(a)	8,093	2,652,562
SunPower Corp.(a)	61,700	1,767,705
Synaptics, Inc.(a)	16,600	4,685,184
Ultra Clean Holdings, Inc.(a)	85,358	4,678,472
Wolfspeed, Inc.(a)	26,432	3,241,092
Total		51,076,226
Software 7.5%
Altair Engineering, Inc., Class A(a)	101,618	7,565,460
Anaplan, Inc.(a)	54,842	2,347,786
Blackline, Inc.(a)	99,883	10,992,124
Cerence, Inc.(a)	6,300	473,634
CyberArk Software Ltd.(a)	26,692	4,613,712
Descartes Systems Group, Inc. (The)(a)	128,635	10,337,109
Digital Turbine, Inc.(a)	47,948	2,544,121
Duck Creek Technologies, Inc.(a)	63,819	1,824,585
Ebix, Inc.	19,300	589,808
Elastic NV(a)	8,295	1,289,541
Envestnet, Inc.(a)	48,820	3,743,029
Everbridge, Inc.(a)	28,976	3,286,458
Globant SA(a)	14,868	3,940,169
JFrog Ltd.(a)	41,544	1,327,746
Marathon Digital Holdings, Inc.(a)	21,900	1,118,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Model N, Inc.(a)	205,475	5,773,848
New Relic, Inc.(a)	8,598	952,916
Paycor HCM, Inc.(a)	195,148	5,745,157
PROS Holdings, Inc.(a)	167,648	6,088,975
Q2 Holdings, Inc.(a)	92,178	7,401,894
Smartsheet, Inc., Class A(a)	55,733	3,566,912
SPS Commerce, Inc.(a)	78,475	11,064,190
Vertex, Inc.(a)	241,060	4,406,577
Viant Technology, Inc., Class A(a)	30,519	299,086
Workiva, Inc., Class A(a)	31,750	4,428,173
Xperi Holding Corp.	44,500	797,440
Total		106,518,883
Technology Hardware, Storage & Peripherals 0.1%
Diebold, Inc.(a)	52,200	423,342
Super Micro Computer, Inc.(a)	26,700	1,105,380
Total		1,528,722
Total Information Technology		219,239,050
Materials 3.5%
Chemicals 2.3%
AdvanSix, Inc.	23,500	1,064,315
American Vanguard Corp.	59,600	852,876
Avient Corp.	45,500	2,502,955
Balchem Corp.	45,682	7,217,756
Cabot Corp.	47,077	2,470,601
Ecovyst, Inc.	93,100	890,967
FutureFuel Corp.	37,900	285,766
GCP Applied Technologies(a)	49,800	1,162,332
Hawkins, Inc.	7,000	232,260
HB Fuller Co.	22,700	1,660,732
Intrepid Potash, Inc.(a)	30,600	1,257,660
Koppers Holdings, Inc.(a)	40,469	1,222,164
Kraton Performance Polymers, Inc.(a)	54,700	2,519,482
Livent Corp.(a)	73,200	2,217,228
Orion Engineered Carbons SA(a)	162,803	2,857,192
Tredegar Corp.	46,800	514,800
Trinseo PLC	20,000	944,600
Tronox Holdings PLC, Class A	98,984	2,176,658
Zymergen, Inc.(a)	40,012	362,509
Total		32,412,853

10	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.2%
Summit Materials, Inc., Class A(a)	93,900	3,502,470
Containers & Packaging 0.0%
TriMas Corp.	7,900	261,648
Metals & Mining 0.8%
Arconic Corp.(a)	38,300	1,023,376
Cleveland-Cliffs, Inc.(a)	79,800	1,623,930
Commercial Metals Co.	58,303	1,801,562
Compass Minerals International, Inc.	12,800	622,720
Haynes International, Inc.	17,255	691,408
Kaiser Aluminum Corp.	10,447	932,186
Materion Corp.	34,800	2,946,168
Ryerson Holding Corp.	21,500	503,745
Warrior Met Coal, Inc.	21,500	462,035
Worthington Industries, Inc.	9,900	475,002
Total		11,082,132
Paper & Forest Products 0.2%
Glatfelter Corp.	132,903	2,188,913
Mercer International, Inc.	65,900	705,130
Total		2,894,043
Total Materials		50,153,146
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 3.7%
Acadia Realty Trust	65,134	1,315,056
Alexander’s, Inc.	4,400	1,124,596
American Assets Trust, Inc.	82,100	2,824,240
CareTrust REIT, Inc.	59,873	1,210,033
Centerspace	38,100	3,893,439
CubeSmart	39,886	2,150,653
EastGroup Properties, Inc.	6,204	1,263,755
First Industrial Realty Trust, Inc.	109,964	6,642,925
Healthcare Realty Trust, Inc.	40,021	1,253,458
Hudson Pacific Properties, Inc.	41,600	1,012,544
Kite Realty Group Trust	48,095	967,671
National Storage Affiliates Trust	35,992	2,209,189
Pebblebrook Hotel Trust	54,100	1,133,395
Piedmont Office Realty Trust, Inc.	36,163	628,513
PotlatchDeltic Corp.	26,508	1,435,143
Common Stocks (continued)
Issuer	Shares	Value ($)
PS Business Parks, Inc.	24,561	4,303,087
Sabra Health Care REIT, Inc.	94,815	1,225,958
Seritage Growth Properties, Class A(a)	58,600	843,254
SITE Centers Corp.	119,924	1,806,056
STAG Industrial, Inc.	64,804	2,824,158
Sunstone Hotel Investors, Inc.(a)	77,500	842,425
Tanger Factory Outlet Centers, Inc.	316,353	6,266,953
Terreno Realty Corp.	44,261	3,370,475
UMH Properties, Inc.	70,228	1,620,862
Total		52,167,838
Real Estate Management & Development 0.8%
FirstService Corp.	52,325	10,074,656
RE/MAX Holdings, Inc., Class A	25,200	692,748
RMR Group, Inc. (The), Class A	28,000	914,760
Total		11,682,164
Total Real Estate		63,850,002
Utilities 2.2%
Electric Utilities 0.8%
Allete, Inc.	19,500	1,143,285
Hawaiian Electric Industries, Inc.	29,500	1,120,705
Otter Tail Corp.	17,100	1,118,169
PNM Resources, Inc.	22,000	1,083,280
Portland General Electric Co.	133,485	6,496,715
Total		10,962,154
Gas Utilities 0.7%
New Jersey Resources Corp.	36,400	1,338,792
ONE Gas, Inc.	27,200	1,763,648
South Jersey Industries, Inc.	157,000	3,689,500
Southwest Gas Holdings, Inc.	39,063	2,570,736
Spire, Inc.	18,300	1,095,255
Total		10,457,931
Independent Power and Renewable Electricity Producers 0.5%
Clearway Energy, Inc., Class C	110,861	4,137,332
Sunnova Energy International, Inc.(a)	79,000	2,920,630
Total		7,057,962

Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.1%
Avista Corp.	30,100	1,159,151
Unitil Corp.	13,765	570,422
Total		1,729,573
Water Utilities 0.1%
American States Water Co.	12,507	1,177,909
Total Utilities		31,385,529
Total Common Stocks (Cost $1,072,719,618)		1,381,799,793

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(e),(f)	31,063,632	31,060,526
Total Money Market Funds (Cost $31,060,545)		31,060,526
Total Investments in Securities (Cost: $1,103,780,163)		1,412,860,319
Other Assets & Liabilities, Net		1,746,294
Net Assets		1,414,606,613

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2021, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	35,234,038	74,039,349	(78,212,865)	4	31,060,526	(3)	6,271	31,063,632
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Multi-Manager Small Cap Equity Strategies Fund | First Quarter Report 2021

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT101_08_M01_(01/22)